NOTES PAYABLE AND OTHER DEBT (Details of Long term debt) (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Sep. 29, 2016	Dec. 31, 2015	Jul. 31, 2015	Jul. 30, 2015	Jun. 30, 2015	Jul. 02, 2012
Debt Instrument [Line Items]
Fixed interest rate (as a percent)								18.00%
Total indebtedness	$ 71,833	$ 79,970
Convertible Subordinated Promissory Notes Issued in July 2012 [Member]
Debt Instrument [Line Items]
Fixed interest rate (as a percent)						10.00%	10.00%		8.00%
Senior debt—other mortgage indebtedness
Debt Instrument [Line Items]
Total indebtedness		5,639			$ 51,128
Convertible debt
Debt Instrument [Line Items]
Fixed interest rate (as a percent)						14.00%
Total indebtedness		$ 9,200			9,200
Convertible debt | Convertible Subordinated Promissory Notes Issued in July 2012 [Member]
Debt Instrument [Line Items]
Fixed interest rate (as a percent)	10.00%	10.00%
Total indebtedness	$ 1,500	$ 1,500			1,500
Convertible debt | Convertible Debt Issued in 2015 [Member]
Debt Instrument [Line Items]
Fixed interest rate (as a percent)	10.00%	10.00%
Total indebtedness	$ 1,000	$ 7,700			7,700
Other debt
Debt Instrument [Line Items]
Total indebtedness			$ 1,063		2,638
Bonds | Senior debt Bonds, net of discount
Debt Instrument [Line Items]
Total indebtedness		7,145			7,230
Senior Debt Obligations | Senior debt - guaranteed by HUD
Debt Instrument [Line Items]
Total indebtedness		34,473			25,469
Senior Debt Obligations | Senior debt - guaranteed by USDA
Debt Instrument [Line Items]
Total indebtedness		22,518			26,463
Senior Debt Obligations | Senior debt - guaranteed by SBA
Debt Instrument [Line Items]
Total indebtedness		2,319			3,548
First Insurance Funding | Other debt
Debt Instrument [Line Items]
Fixed interest rate (as a percent)	3.99%		3.99%
Total indebtedness	$ 193	$ 20	$ 20		14
Private Bank | Sumter Valley
Debt Instrument [Line Items]
Effective interest rate (as a percent)		4.71%
Private Bank | Sumter Valley | Senior debt—other mortgage indebtedness
Debt Instrument [Line Items]
Total indebtedness		$ 0			5,123
Private Bank | Georgetown Healthcare and Rehab [Member]
Debt Instrument [Line Items]
Effective interest rate (as a percent)		4.71%
Private Bank | Georgetown Healthcare and Rehab [Member] | Senior debt—other mortgage indebtedness
Debt Instrument [Line Items]
Total indebtedness		$ 0			4,026
Private Bank | Northridge Health
Debt Instrument [Line Items]
Effective interest rate (as a percent)		5.50%
Private Bank | Northridge Health | Senior debt—other mortgage indebtedness
Debt Instrument [Line Items]
Total indebtedness		$ 0			4,230
Private Bank | Woodland Hills
Debt Instrument [Line Items]
Effective interest rate (as a percent)		5.50%
Private Bank | Woodland Hills | Senior debt—other mortgage indebtedness
Debt Instrument [Line Items]
Total indebtedness		$ 0			3,557
Private Bank | Abington Acquisition
Debt Instrument [Line Items]
Effective interest rate (as a percent)		5.50%
Private Bank | Abington Acquisition | Senior debt—other mortgage indebtedness
Debt Instrument [Line Items]
Total indebtedness		$ 0			4,029
Private Bank | Heritage Park
Debt Instrument [Line Items]
Effective interest rate (as a percent)		6.00%
Private Bank | Heritage Park | Senior debt—other mortgage indebtedness
Debt Instrument [Line Items]
Total indebtedness		$ 0			3,370
Private Bank | River Valley Health
Debt Instrument [Line Items]
Effective interest rate (as a percent)		6.00%
Private Bank | River Valley Health | Senior debt—other mortgage indebtedness
Debt Instrument [Line Items]
Total indebtedness		$ 0			3,989
Private Bank | Little Rock H&R
Debt Instrument [Line Items]
Effective interest rate (as a percent)		6.00%
Private Bank | Little Rock H&R | Senior debt—other mortgage indebtedness
Debt Instrument [Line Items]
Total indebtedness		$ 0			11,399
City of Springfield [Member] | Eaglewood Care Center | Bonds | Bonds Series A [Member]
Debt Instrument [Line Items]
Fixed interest rate (as a percent)	7.65%	7.65%
Total indebtedness	$ 6,610	$ 6,610			6,610
City of Springfield [Member] | Eaglewood Care Center | Bonds | Bond Series B [Member]
Debt Instrument [Line Items]
Fixed interest rate (as a percent)	8.50%	8.50%
Total indebtedness	$ 535	$ 535			620
Red Mortgage [Member] | The Pavilion Care Center | Senior Debt Obligations | Senior debt - guaranteed by HUD
Debt Instrument [Line Items]
Fixed interest rate (as a percent)	4.16%	4.16%
Total indebtedness	$ 1,408	$ 1,434			1,534
Red Mortgage [Member] | H&C of Greenfield | Senior Debt Obligations | Senior debt - guaranteed by HUD
Debt Instrument [Line Items]
Fixed interest rate (as a percent)	4.20%	4.20%
Total indebtedness	$ 2,175	$ 2,191			2,251
Midland State Bank | Sumter Valley | Senior Debt Obligations | Senior debt - guaranteed by HUD
Debt Instrument [Line Items]
Fixed interest rate (as a percent)		3.70%
Total indebtedness		$ 5,869			0
Midland State Bank | Woodland Manor | Senior Debt Obligations | Senior debt - guaranteed by HUD
Debt Instrument [Line Items]
Fixed interest rate (as a percent)	3.75%	3.75%
Total indebtedness	$ 5,419	$ 5,447			5,556
Midland State Bank | Glenvue H&R | Senior Debt Obligations | Senior debt - guaranteed by HUD
Debt Instrument [Line Items]
Fixed interest rate (as a percent)	3.75%	3.75%
Total indebtedness	$ 8,414	$ 8,457			8,628
Midland State Bank | Georgetown Health | Senior Debt Obligations | Senior debt - guaranteed by HUD
Debt Instrument [Line Items]
Fixed interest rate (as a percent)	2.98%	2.98%		2.98%
Total indebtedness	$ 3,704	$ 3,723			0
KeyBank [Member] | Other debt
Debt Instrument [Line Items]
Fixed interest rate (as a percent)	0.00%		0.00%
Total indebtedness	$ 495	496	$ 496		680
KeyBank [Member] | Sumter Valley | Senior Debt Obligations | Senior debt - guaranteed by HUD
Debt Instrument [Line Items]
Fixed interest rate (as a percent)	3.70%
Total indebtedness	$ 5,851	$ 5,869
KeyBank [Member] | Autumn Breeze | Senior Debt Obligations | Senior debt - guaranteed by HUD
Debt Instrument [Line Items]
Fixed interest rate (as a percent)	3.65%	3.65%
Total indebtedness	$ 7,315	$ 7,352			7,500
Metro City Bank | Attalla Health Care | Senior Debt Obligations | Senior debt - guaranteed by USDA
Debt Instrument [Line Items]
Total indebtedness	$ 6,335	$ 7,189			7,400
Effective interest rate (as a percent)	5.50%	5.50%
Metro City Bank | Coosa Valley Health Care | Senior Debt Obligations | Senior debt - guaranteed by USDA
Debt Instrument [Line Items]
Total indebtedness	$ 5,712	$ 6,483			6,671
Effective interest rate (as a percent)	5.50%	5.50%
Metro City Bank | Stone County Nursing
Debt Instrument [Line Items]
Effective interest rate (as a percent)		6.25%
Metro City Bank | Stone County Nursing | Senior debt—other mortgage indebtedness
Debt Instrument [Line Items]
Total indebtedness		$ 0			1,697
Community Bank [Member] | Mountain Trace Rehab | Senior Debt Obligations | Senior debt - guaranteed by USDA
Debt Instrument [Line Items]
Total indebtedness	$ 4,353	$ 4,384			4,507
Effective interest rate (as a percent)	5.75%	5.75%
Bank of Atlanta [Member] | Southland Healthcare | Senior Debt Obligations | Senior debt - guaranteed by USDA
Debt Instrument [Line Items]
Total indebtedness	$ 4,431	$ 4,462			4,576
Effective interest rate (as a percent)	6.00%	6.00%
Bank of Atlanta [Member] | Southland Healthcare | Senior Debt Obligations | Senior debt - guaranteed by SBA
Debt Instrument [Line Items]
Total indebtedness	$ 704	$ 708			728
Effective interest rate (as a percent)	5.75%	5.75%
Square One [Member] | Homestead Manor | Senior Debt Obligations | Senior debt - guaranteed by USDA
Debt Instrument [Line Items]
Total indebtedness		$ 0			3,309
Effective interest rate (as a percent)		5.75%
CDC [Member] | College Park | Senior Debt Obligations | Senior debt - guaranteed by SBA
Debt Instrument [Line Items]
Fixed interest rate (as a percent)	2.81%	2.81%
Total indebtedness	$ 1,589	$ 1,611			1,697
CDC [Member] | Stone County Nursing | Senior Debt Obligations | Senior debt - guaranteed by SBA
Debt Instrument [Line Items]
Fixed interest rate (as a percent)		2.42%
Total indebtedness		$ 0			1,123
Congressional Bank [Member] | Quail Creek
Debt Instrument [Line Items]
Effective interest rate (as a percent)	5.75%	5.75%
Congressional Bank [Member] | Quail Creek | Senior debt—other mortgage indebtedness
Debt Instrument [Line Items]
Total indebtedness	$ 4,402	$ 4,432			5,000
First Commercial Bank [Member] | Northwest
Debt Instrument [Line Items]
Effective interest rate (as a percent)	5.00%	5.00%
First Commercial Bank [Member] | Northwest | Senior debt—other mortgage indebtedness
Debt Instrument [Line Items]
Total indebtedness	$ 1,184	$ 1,207			1,285
Bank of Las Vegas [Member] | College Park
Debt Instrument [Line Items]
Effective interest rate (as a percent)		6.25%
Bank of Las Vegas [Member] | College Park | Senior debt—other mortgage indebtedness
Debt Instrument [Line Items]
Total indebtedness		$ 0			2,465
Fidelity Bank [Member] | Hembree Property Road [Member]
Debt Instrument [Line Items]
Fixed interest rate (as a percent)		5.50%
Fidelity Bank [Member] | Hembree Property Road [Member] | Senior debt—other mortgage indebtedness
Debt Instrument [Line Items]
Total indebtedness		$ 0			958
Reliant Rehabilitation [Member] | Other debt
Debt Instrument [Line Items]
Fixed interest rate (as a percent)			7.00%
Total indebtedness			$ 0		944
Pharmacy Care of Arkansas [Member] | Other debt
Debt Instrument [Line Items]
Fixed interest rate (as a percent)	2.00%		2.00%
Total indebtedness	$ 422	$ 547	$ 547		$ 1,000